Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Other Intangible Assets [Abstract]
Other Intangible Assets

Note 8. Other Intangible Assets

Other intangible assets consisted of the following:

	December 31, 2017			December 31, 2016
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$304,601	$(220,420)	$84,181	$304,766	$(198,632)	$106,134
Patents	19,708	(14,279)	5,429	19,009	(12,257)	6,752
Trademarks and trade names	27,248	(18,245)	9,003	27,819	(16,849)	10,970
Customer relationships	106,203	(63,435)	42,768	106,571	(54,258)	52,313
Capitalized software development costs	19,541	(18,800)	741	19,540	(18,251)	1,289
	$477,301	$(335,179)	$142,122	$477,705	$(300,247)	$177,458

During 2017, the Company recorded impairment charges of $2.2 million related to certain of its intangible assets.

Other intangible assets impairment charges for the year ended December 31, 2016

During 2016, the Company assessed the recoverability of certain of its definite-life intangibles assets based on their projected undiscounted future cash flows expected to result from each intangible asset. Based on the results of the recoverability assessment, the Company determined that the carrying values of certain of its intangible assets exceeds their undiscounted cash flows projections and therefore were not recoverable. For those unrecoverable intangible assets that considered to be impaired, the Company recorded impairment charges of $16.9 million during 2016, in order to reduce the carrying amount of those intangible assets to their estimated fair value. Impairment charges of $1.8 million related to developed technology intangible assets were classified as costs of sales, and $15.1 million related to customer relationships, trade names, capitalized software development costs and patents were classified as selling, general and administrative expenses.

In addition, the Company recorded $1 million impairment charge for the full carrying value of its IPR&D project.

Other intangible assets impairment charges for the year ended December 31, 2015

Prior to conducting the quantitative assessments for goodwill impairment of its reporting units during 2015, the Company tested the recoverability of its reporting units' long-lived assets, including its purchased intangible assets.

The Company assessed the recoverability of its definite-life intangibles assets based on their projected undiscounted future cash flows expected to result from each intangible asset. Based on the results of the recoverability assessment, the Company determined that the carrying values of certain of its intangible assets exceeds their undiscounted cash flows projections and therefore were not recoverable. For those unrecoverable intangible assets that considered to be impaired, the Company recorded impairment charges of $260.3 million during 2015, in order to reduce the carrying amount of those intangible assets to their estimated fair value. Impairment charges of $191.2 million related to developed technology intangible assets were classified as costs of sales, and $68.8 million related to customer relationships, trade names and non-compete agreements intangible assets were classified as selling, general and administrative expenses.

In addition, the Company reviewed for impairment its indefinite-life intangible assets, which consists of IPR&D projects. Based on the results of the impairment assessment, the Company determined that the carrying value of certain of its IPR&D projects exceeded their fair value. Accordingly, the Company recorded impairment charges of $18.2 million, related to its in-process research and development projects, which were classified as research and development expenses, in order to reduce the carrying amount of those intangible assets to their estimated fair value.

Amortization expense

Amortization expense relating to intangible assets for the years ended December 31, 2017, 2016 and 2015, was approximately $35.0 million, $59.0 million and $75.0 million, respectively. The decrease in amortization expense in 2017 was primarily due to change in the estimated useful lives of certain intangibles assets, which reduced the Company's amortization expense by $20.5 million and resulted in a decrease of $18.3 million in the Company's net loss and a decrease of $0.35 in the Company's basic and diluted loss per share. The decrease in amortization expense in 2016 was primarily due impairment charges recorded in 2015, as mentioned above.

As of December 31, 2017, estimated future amortization expense relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated amortization
expense
Year ending December 31,	(U.S. $ in thousands)
2018	$32,523
2019	32,190
2020	31,852
2021	31,281
2022	10,553
Thereafter	3,723
Total	$142,122